UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Noruma Asset Management
Address:  180 Maiden Lane
          New York
          New York 10038

13F File Number: 28-6746

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

>>>>>>>>>>>>>> UPDATE THE FOLLOWING INFORMATION <<<<<<<<<<<<<<<<<<<<<<<<<<<<<<<

Name:     Ken Munt
Title:    Senior Vice President
Phone:    (212) 509-8181 ext. 314

Signature, Place, and Date of Signing:

/s/ Ken Munt, New York, New York,     May 1, 2002
--------------------------------------------------------------------------------

>>>>>>>>>>>>>>> UPDATE THE PREVIOUS INFORMATION <<<<<<<<<<<<<<<<<<<<<<<<<<<<<<<

Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   62

Form 13F Information Table Value Total:   390811.7036

List of Other Included Managers:

 No.  13F File Number     Name

                                     FORM13F
              Name of Manager: NOMURA ASSET MANAGEMENT U.S.A. INC.

                                                                                                                      (SEC USE ONLY)
------------------------------------------------------------------------------------------------------------------------------------
         Item 1           Item 2     Item 3      Item 4       Item 5            Item 6           Item 7            Item 8
------------------------------------------------------------------------------------------------------------------------------------
                                                  Fair                                                     Voting Authority (shares)
     Name of Issuer      Type of     CUSIP    Market Value  Shares of   Share                             --------------------------
                          Class              (In Thousands) Principal  Princi-  Put   Investment  Other       a)      (b)     (c)
                                                              Amount     pal    Call  Discretion  Manager    sole   Shared    None
------------------------------------------------------------------------------------------------------------------------------------
3M COMPANY                COM      88579Y101       14218.8     115600    SH               Sole              115600
ADVANCED SEMI ENGR        REG
                          S ADR    00756M404      1081.488     337965    SH               Sole                                337965
AMERICAN INTL GROUP       COM      026874107      7593.999     111300    SH               Sole              111300
ANHEUSER BUSCH COS I      COM      035229103          3830      76600    SH               Sole               76600
APPLIED MATERIALS IN      COM      038222105       5877.18     309000    SH               Sole              309000
BANK MONTREAL QUE         COM      063671101          1888      80000    SH               Sole               80000
BCE INC                   COM      05534B109       1088.75      62500    SH               Sole               62500
BRISTOL MYERS SQUIBB      COM      110122108        6347.9     247000    SH               Sole              247000
CANADIAN NAT RAILWAY      COM      136375102       3170.16      61200    SH               Sole               61200
CANADIAN PACIFIC RWY      COM      13645T100      2463.034     100450    SH               Sole              100450
CELESTICA INC             COM      15101Q108       506.433      22300    SH               Sole               22300
CHINA STEEL CORP          SPONS.
                          ADR      169417102        603.84      59200    SH               Sole                                 59200
CISCO SYS INC             COM      17275R102        7421.4     532000    SH               Sole              532000
CITIGROUP INC             COM      172967101      13120.75     338600    SH               Sole              338600
COCA COLA CO              COM      191216100          7168     128000    SH               Sole              128000
COMPUTER ASSOC INTL       COM      204912109       2018.03     127000    SH               Sole              127000
ESTEE LAUDER COMPANY      COM      518439104       4618.24     131200    SH               Sole              131200
EXXON MOBIL CORP          COM      30231G102      8998.308     219900    SH               Sole              219900
FAR EASTERN TEXTILE       COM      307331207      536.9023     124861    SH               Sole                                124861
FEDERAL HOME LOAN         COM      313400301       14259.6     233000    SH               Sole              233000
GENERAL DYNAMICS CRP      COM      369550108      6306.555      59300    SH               Sole               59300
GENERAL ELEC CO           COM      369604103     11785.585     405700    SH               Sole              405700
GILLETTE COMPANY          COM      375766102      9066.999     267700    SH               Sole              267700
HOME DEPOT INC            COM      437076102      7636.167     207900    SH               Sole              207900
ICICI BANK LTD - ADR      ADR      45104G104       125.559      17937    SH               Sole               17937
INCO LTD                  COM      453258402      3420.904     151100    SH               Sole              151100
INFOSYS TECHNLGY ADR      ADR      456788108      223.0425       4310    SH               Sole                4310
INTEL CORP                COM      458140100      6372.576     348800    SH               Sole              348800
INTERNATIONAL BUSINE      COM      459200101        6717.6      93300    SH               Sole               93300
JOHNSON & JOHNSON         COM      478160104     11857.794     226900    SH               Sole              226900
JP MORGAN CHASE & CO      COM      46625H100       3188.48      94000    SH               Sole               94000
MELLON FINANCIAL          COM      58551A108      11157.65     355000    SH               Sole              355000
MERCK  CO INC             COM      589331107      4638.624      91600    SH               Sole               91600
MICROSOFT CORP            COM      594918104     15673.152     289600    SH               Sole              289600
MORGAN STAN DEAN WIT      COM      617446448      5397.924     125300    SH               Sole              125300
PFIZER INC                COM      717081103       10622.5     303500    SH               Sole              303500
PHARMACIA CORP.           COM      71713U102      3763.725     100500    SH               Sole              100500
PHILIP MORRIS COS IN      COM      718154107      7779.408     178100    SH               Sole              178100
PROCTER & GAMBLE CO       COM      742718109      17556.38     196600    SH               Sole              196600
ROC TAIWAN FD             COM      749651105           968     220000    SH               Sole                                220000
ROYAL BANK OF CANADA      COM      780087102       1691.28      48600    SH               Sole               48600
SARA LEE CORP             COM      803111103      3645.024     176600    SH               Sole              176600
SBC COMMUNICATIONS I      COM      78387G103      10263.25     336500    SH               Sole              336500
SCHLUMBERGER LTD          COM      806857108        6779.7     145800    SH               Sole              145800
SLM CORPORATION           COM      78442P106      12974.91     133900    SH               Sole              133900
SMUCKER J M CO            COM      832696405     134.19916       3932    SH               Sole                3932
SOUTHERN CO               COM      842587107       13042.4     476000    SH               Sole              476000
SPX CORP                  COM      784635104       9764.25      83100    SH               Sole               83100

                                     FORM 13F
              Name of Manager: NOMURA ASSET MANAGEMENT U.S.A. INC.

                                                                                                                      (SEC USE ONLY)
------------------------------------------------------------------------------------------------------------------------------------
         Item 1           Item 2     Item 3      Item 4       Item 5            Item 6           Item 7            Item 8
------------------------------------------------------------------------------------------------------------------------------------
                                                  Fair                                                     Voting Authority (shares)
     Name of Issuer      Type of     CUSIP    Market Value  Shares of   Share                             --------------------------
                          Class              (In Thousands) Principal  Princi-  Put   Investment  Other       a)      (b)     (c)
                                                              Amount     pal    Call  Discretion  Manager    sole   Shared    None
------------------------------------------------------------------------------------------------------------------------------------
SUNCOR ENERGY             COM      867229106      1818.148     101800    SH               Sole              101800
TAIWAN SEMICNDCTR CO      SPONS.
                          ADR      874039100     3579.1756   275321.2    SH               Sole             26390.1          248931.1
TARGET CORP               COM      87612E106       8892.54     233400    SH               Sole              233400
TRANSOCEAN SEDCO FX       COM      G90078109      2694.475      86500    SH               Sole               86500
TXU CORPORATION           COM      873168108       9742.95     189000    SH               Sole              189000
UNION PAC CORP            COM      907818108      6410.264     101300    SH               Sole              101300
UNITED MICROELECTRON      COM      910873207      1436.925     195500    SH               Sole                                195500
UNITED TECHNOLOGIES       COM      913017109       7659.12     112800    SH               Sole              112800
VERIZON COMMUNICAT.       COM      92343V104      3063.445      76300    SH               Sole               76300
WACHOVIA CORP.            COM      929903102       4791.59     125500    SH               Sole              125500
WAL MART STORES INC       COM      931142103      12487.27     227000    SH               Sole              227000
WALGREEN CO               COM      931422109      8552.682     221400    SH               Sole              221400
WYETH                     COM      983024100       8683.52     169600    SH               Sole              169600
XILINX INC                COM      983919101      1635.147      72900    SH               Sole               72900
TOTAL                                          390811.7036


                                     Page 2